LEASES	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023
LEASES

NOTE 14. LEASES

The Company has various lease agreements with terms up to 20 years. All the leases are classified as operating leases.

Maturity of lease liabilities under our non-cancellable operating leases as of March 31, 2024 were as follows:

Payments due by period
2024 (remaining nine months)	$2,335,753
2025	2,854,958
2026	2,520,001
2027	1,535,080
2028	678,565
Thereafter	1,350,917
Total undiscounted operating lease payments	$11,275,274
Less: Imputed interest	(744,214)
Present value of operating lease liabilities	$10,531,060

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	March 31, 2024	December 31, 2023
Right of use asset	$10,696,929	$11,412,562

Operating lease liability, current	$2,707,312	$2,748,824
Operating lease liability, net of current	$7,823,748	$8,461,182

The amortization of the right-of-use asset of approximately $716,000 and $695,000 for the three months ended March 31, 2024 and 2023, respectively, were included in operating cash flows.

The following table provides a summary of other information related to the leases for the three months ended March 31, 2024 and December 31, 2023:

Other Information	March 31, 2024	December 31, 2023
Weighted-average remaining lease term for operating leases	5 years	5 years
Weighted-average discount rate for operating leases	3.98%	3.98%

Rent expense for the three months ended March 31, 2024 and 2023 was approximately $923,000 and $834,000, respectively. It is included in selling, general and administrative expenses in the accompanying condensed consolidated carve-out statements of operations.

The components of lease expenses for the three months ended March 31, 2024 and 2023 were as follows:

	Three Months Ended March 31,
	2024	2023
Operating lease cost	$637,101	$566,337
Variable lease cost	207,546	220,594
Short-term lease cost	78,532	47,270
Total rent expense	$923,179	$834,201

The aggregate cash payments under the leasing arrangement were approximately $679,000 and $670,000 for the three months ended March 31, 2024 and 2023, respectively, were included in operating cash flows.

NOTE 14. LEASES

The Company has various lease agreements with terms up to 20 years. All the leases are classified as operating leases.

Maturity of lease liabilities under our non-cancellable operating leases as of December 31, 2023 were as follows:

Payments due by period
2024	$3,116,834
2025	2,859,278
2026	2,520,001
2027	1,535,080
2028	834,710
Thereafter	1,363,363
Total undiscounted operating lease payments	$12,229,266
Less: Imputed interest	(1,019,260)
Present value of operating lease liabilities	$11,210,006

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	December 31, 2023	December 31, 2022
Right of use asset	$11,412,562	$10,604,935

Operating lease liability, current	$2,748,824	$2,228,852
Operating lease liability, net of current	$8,461,182	$8,041,504

The amortization of the right-of-use asset of approximately $2,570,000 and $1,043,000 for the years ended December 31, 2023 and 2022, respectively, were included in operating cash flows.

The following table provides a summary of other information related to the leases for the years ended December 31, 2023 and 2022:

Other Information	December 30, 2023	December 31, 2022
Weighted-average remaining lease term for operating leases	5 years	6 years
Weighted-average discount rate for operating leases	3.98%	3.83%

Rent expense for the years ended December 31, 2023 and 2022 was approximately $3,400,000 and $1,400,000, respectively. It is included in selling, general and administrative expenses in the accompanying consolidated carve-out statements of operations.

The components of lease expenses for the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Operating lease cost	$2,263,413	$759,207
Variable lease cost	865,095	355,924
Short-term lease cost	306,790	284,013
Total rent expense	$3,435,298	$1,399,144

The aggregate cash payments under the leasing arrangement were approximately $2,438,000 and $953,000 for the years ended December 31, 2023 and 2022, respectively, were included in operating cash flows.

Greens Natural Foods, Inc. [Member]
LEASES

NOTE 5 – LEASES

The Company leased four retail locations in the State of New Jersey (NJ) and four in the State of New York (NY). All the leases are classified as operating leases.

Maturity of lease liabilities under our non-cancellable operating leases as of September 30, 2022 were as follows:

Payments due by period	September 30, 2022
2022 (remaining three months)	$432,127
2023	1,774,056
2024	1,232,391
2025	982,606
2026	859,607
Thereafter	1,296,758
Total undiscounted operating lease payments	$6,577,545
Less: Imputed interest	(541,441)
Present value of operating lease liabilities	$6,036,104

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	September 30, 2022
Right of use asset	$6,036,104

Operating lease liability, current	$1,661,788
Operating lease liability, net of current	$4,374,315

The following table provides a summary of other information related to the leases at September 30, 2022:

Other Information	September 30, 2022
Weighted-average remaining lease term for operating leases	5 years
Weighted-average discount rate for operating leases	1.30%

Rent expenses for three and nine months ended September 30, 2022 were approximately $0.5 million and $1.5 million, respectively. It is included in operating expenses in the accompanying condensed combined statement of operations.

The components of lease expenses for the three and nine months ended September 30, 2022:

	Three Month Ended September 30, 2022	Nine Month Ended September 30, 2022
Operating lease cost	$322,629	$964,753
Variable lease cost	77,633	267,301
Short-term lease cost	89,455	267,496
Total rent expense	$489,717	$1,499,550

The aggregate cash payments under the leasing arrangement were approximately $1.1 million for the nine months ended September 30, 2022, and was included in operating cash flows.